OTHER GAINS - NET - Narrative (Details) - CAD ($) $ in Millions			3 Months Ended				6 Months Ended	12 Months Ended
	Mar. 27, 2019	Nov. 17, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2017	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about business combination [line items]
Remeasurement of investment, net of reorganization and others costs								$ 3.7	$ 12.2
CAE Simulation Technologies Private Limited
Disclosure of detailed information about business combination [line items]
Ownership interest in joint venture			25.00%					50.00%	25.00%
Zhuhai Xiang Yi Aviation Technology Company Limited
Disclosure of detailed information about business combination [line items]
Equity method investment sold, percentage						49.00%
Proceeds from sale of investments						$ 114.0
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Ownership interest in joint venture		50.00%					50.00%
CAE Flight Training (India) Private Limited
Disclosure of detailed information about business combination [line items]
Ownership interest in joint venture			50.00%
Bombardier's BAT Business
Disclosure of detailed information about business combination [line items]
Restructuring, integration and acquisition costs			$ 6.8
CAE Simulation Technologies Private Limited
Disclosure of detailed information about business combination [line items]
Ownership interest in subsidiary				50.00%
CAE Flight Training (India) Private Limited
Disclosure of detailed information about business combination [line items]
Ownership interest in joint venture	50.00%
Ownership interest in subsidiary				100.00%
Remeasurement of investment, net of reorganization and others costs				$ 3.7
Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Impairment loss					$ 9.4
Ownership interest in subsidiary		100.00%			100.00%
Gain (loss) recognised as result of remeasuring to fair value equity interest in previously held interest					$ 34.7
Remeasurement of equity method investments, costs					8.5
Restructuring, integration and acquisition costs					1.5
Remeasurement of investment, net of reorganization and others costs					12.2
Reorganization and other costs					8.2
Gain (losses) on remeasurement of equity method investments, net of costs					4.0
Investments accounted for using equity method | Zhuhai Xiang Yi Aviation Technology Company Limited
Disclosure of detailed information about business combination [line items]
Impairment loss						7.0
Gains (losses) on disposals of investments						14.3
Goodwill | Zhuhai Xiang Yi Aviation Technology Company Limited
Disclosure of detailed information about business combination [line items]
Disposals, goodwill						$ 6.3
Goodwill | Asian Aviation Centre of Excellence Sdn. Bhd.
Disclosure of detailed information about business combination [line items]
Disposals, goodwill					$ 4.6
Civil Aviation Training Solutions
Disclosure of detailed information about business combination [line items]
Impairment loss			$ 4.9